Dividends - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Preferred share dividends	$ 2	$ 9
Common share dividends	$ 1	$ 6